Cover	Sep. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2022
Entity File Number	000-56363
Entity Registrant Name	TERRASCEND CORP.
Entity Central Index Key	0001778129
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	3610 Mavis Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5C 1W2
City Area Code	855
Local Phone Number	837-7295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false